Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Benefit Obligation
The benefit obligation at December 31, 2016 and December 31, 2015 was calculated as follows:

	2016	2015
	(Amounts in thousands)
Benefit obligation, January 1	$3,571	$3,350
Service cost	(216)	(86)
Interest cost	199	214
Loss	475	93
Benefit obligation, December 31	$4,029	$3,571

Schedule of Net Periodic Pension cost	The net periodic pension cost for 2016 and 2015 was calculated as follows:

	2016	2015
	(Amounts in thousands)
Service cost	$(216)	$(86)
Interest cost	199	214
Loss	475	93
	$458	$221